UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ending:  March 31, 2012


Check here if Amendment:  [  ]amendment Number:
This Amendment: [ ] is a restatement
                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    LBMC Investment Advisors, LLC
Address: 5250 Virginia Way
         Brentwood, TN   37027

13F File Number:  28-14681

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integralparts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Robert Andrew Jordan
Title:  Director of Operations
Phone:  615-309-2387

Signature, Place, and Date of Signing:

Robert Andrew Jordan         Brentwood, Tennessee       05/10/12

Report Type: (Check one only)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers)

List of Other Managers Reporting for this Manager:
[If there are no entries in this listm omit this section]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        37

Form 13F Information Table Value Total:    217,342
                                           (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


  No.          Form 13F File Number           Name

NONE


[Repeat as necessary].

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       FORM 13F INFORMATION TABLE

                               TITLE                VALUE   SHARES   SH/     PUT/  INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS  CUSIP     (X$1000) PRN AMT  PRN     CALL  DSCRETN  MANAGERS  SOLE     SHARED   NONE
Apple Computer Inc             COM	037833100	1132	1889	sh		sole				1889
Bank Of America Corp           COM	060505104	162	16978	sh		sole				16978
Berkshire Hathaway Cl B        COM	084670702	338	4160	sh		sole				4160
Boeing Co                      COM	097023105	487	6548	sh		sole				6548
Exxon Mobil Corporation        COM	30231G102      	665	7673	sh		sole				7673
Ford Motor Company             COM	345370860	241	19328	sh		sole				19328
Freeport Mcmoran Copper        COM	35671D857      	298	7842	sh		sole				7842
Intl Business Machines         COM	459200101	644	3085	sh		sole				3085
Ishares Barclays    U S Aggreg COM	464287226	235	2142	sh		sole				2142
Ishares MSCI Emrg Mkt Fd       COM	464287234	6514	151691	sh		sole				151691
Ishares Msci ETF High Dividend COM	46429B663      	959	16787	sh		sole				16787
Ishares Russell 2000           COM	464287655	24220	292481	sh		sole				292481
Ishares S&P U S Pfd Fund       COM	464288687	355	9095	sh		sole				9095
Ishares Silver TRUST           COM	46428Q109      	374	11915	sh		sole				11915
Ishares Tr Dj US Utils         COM	464287697	9812	113883	sh		sole				113883
Ishares Tr MSCI EAFE Fd        COM	464287465	18687	340437	sh		sole				340437
Ishares Tr S&P 500/  Value Ind COM	464287408	4769	73447	sh		sole				73447
Ishares Tr S&P 500/ Barra Grow COM	464287309	5476	72653	sh		sole				72653
Ishares Tr S&P Aggressive      COM	464289859	1379	37823	sh		sole				37823
Ishares Tr S&P Allocation Fd   COM	464289867	843	25302	sh		sole				25302
Ishares TRUST S&P 500          COM	464287200	23381	165573	sh		sole				165573
Jarden Corp                    COM	471109108	1046	26007	sh		sole				26007
Pinnancle Finl      Partners I COM	72346Q104      	384	20930	sh		sole				20930
Powershs Db Commdty Indx       COM	73935S105      	7326	254360	sh		sole				254360
Regions Financial Cp New       COM	7591EP100      	152	23076	sh		sole				23076
Rydex S&P 500 Index            COM	78355W106      	29239	563690	sh		sole				563690
Spdr Gold TRUST                COM	78463V107      	581	3585	sh		sole				3585
Spdr S&P China Etf             COM	78463X400      	314	4591	sh		sole				4591
The Southern Company           COM	842587107	481	10707	sh		sole				10707
Timmins Gold Corp              COM	88741P103      	56	25000	sh		sole				25000
Vanguard Emerging Market       COM	922042858	7126	163918	sh		sole				163918
Vanguard Europe Pac Etf        COM	921943858	2329	68452	sh		sole				68452
Vanguard Russell 2000          COM	92206C664      	4144	62956	sh		sole				62956
Vanguard S&P 500 Etf           COM	922908413	1184	18405	sh		sole				18405
Vanguard Short Term Bd Index   COM	921937827	60746	750504	sh		sole				750504
Wisdomtree Dividend            COM	97717W406      	859	15670	sh		sole				15670
Wisdomtree TRUST               COM	97717W562      	404	7115	sh		sole				7115

